Share-Based Compensation - Summary Of Weighted Average Grant-Date Fair Value Of Options Granted (Parenthetical) (Detail) - Two Thousand And Nineteen Lions Gate Plan [Member] - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
shares in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award aggregate intrinsic value of stock options exercised during the period	$ 0.2	$ 1.1	$ 2.1
Maximum [Member] | Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares paid for tax witholding for share based compensation	0.1	0.1	0.1